Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
The Jiangs [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 152,501	$ 19,789
Due to Shareholders [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	145,858	152,382
Due to a Director [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	3,613	961	$ 3,613	$ 961
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 301,972	$ 173,132		$ 359,992